Income Taxes - Schedule of Deferred Income Tax (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 175,574	$ 143,878
Valuation Allowance	(175,574)	(143,878)
Net Deferred Asset